Annual Total Returns[BarChart] - Vanguard Global Minimum Volatility Fund - Investor Shares	2014	2015	2016	2017	2018	2019	2020
Total	13.74%	5.80%	8.53%	15.93%	(1.78%)	22.54%	(3.99%)